Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables .
Trade and other receivables

13 Trade and other receivables

Accounting policy

Trade and other receivables are carried at amortised cost, less any allowances for uncollectable amounts. They are included in current assets, except for maturities greater than 12 months after the balance sheet date when they are classified as non-current assets.

The Group manages credit risk through credit limits which require authorisation commensurate with the size of the limit and which are regularly reviewed. Credit limit decisions are made based on available financial information and the business case. Significant receivables are regularly reviewed and monitored at Group level. The Group has no significant concentration of credit risk, with exposure spread over a large number of customers and geographies. Furthermore, the Group’s principal customers are backed by government and public or private medical insurance funding, which historically represent a lower risk of default. The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable. The Group does not hold any collateral as security. The Group applies the simplified approach and allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The Group performed the calculation of expected credit loss rates separately for customer groups which were segmented based on common risk characteristics such as credit risk grade and type of customer (such as government and non-government).

	2025	2024
	$ million	$ million
Current
Trade receivables	1,200	1,100
Less: loss allowance	(44)	(41)
Trade receivables – net	1,156	1,059
Derivatives[1]	20	47
Other receivables[2]	138	148
Prepayments	99	127
	1,413	1,381
Non-current
Derivatives[1]	26	11
Investments relating to deferred compensation arrangements	109	–
Other non-current assets	29	13
	164	24
1	Refer to note 16.6 for details of derivatives.
2	Other receivables include deposits, rebates, finance lease receivables and other items of a similar nature.

The Group holds investments in financial assets in connection with deferred compensation and employee benefit arrangements (refer to note 16.6). Refer to note 14 for details of deferred compensation obligations.

Other non-current assets primarily relate to long-term prepayments and finance lease receivables. Refer to note 16.2 for details of interest rate contracts. Management considers that the carrying amount of trade and other receivables approximates the fair value. Allowance losses are calculated by reviewing lifetime expected credit losses using historic and forward-looking data on credit risk. The loss allowance relating to other receivables is de minimis.

The loss allowance expense for the year was $12m (2024: $1m, 2023: $3m).

The following table provides information about the ageing of and expected credit losses for trade receivables:

	2025 Weighted average loss rate	2025 Loss allowance	2025 Gross carrying amount	2024 Weighted average loss rate	2024 Loss allowance	2024 Gross carrying amount
	%	$ million	$ million	%	$ million	$ million
Not past due	-0.8%	(8)	949	-0.8%	(7)	860
Past due not more than 3 months	-0.6%	(1)	169	-0.6%	(1)	154
Past due more than 3 months	-9.7%	(3)	31	-7.7%	(2)	26
Past due more than 6 months	-62.7%	(32)	51	-51.7%	(31)	60
		(44)	1,200		(41)	1,100
Loss allowance			(44)			(41)
Trade receivables – net			1,156			1,059

Group financial statements continued

Notes to the Group accounts continued

13 Trade and other receivables continued

The Group’s expected credit loss accounting policy includes guidance on how the expected credit loss percentages should be determined; it does not include present limits as the customer groups and risk profiles are not consistent across all of our markets. Each market determines their own percentages based on historic experience and future expectations, and in line with the general guidance in the Group’s policy.

Movements in the loss allowance were as follows:

	2025	2024	2023
	$ million	$ million	$ million
At 1 January	41	45	49
Exchange adjustment	2	(2)	1
Net receivables provided during the year	12	1	3
Utilisation of provision	(11)	(3)	(8)
At 31 December	44	41	45

Trade receivables include amounts denominated in the following major currencies:

	2025	2024
	$ million	$ million
US Dollar	502	518
Sterling	38	36
Euro	253	207
Other	363	298
Trade receivables – net	1,156	1,059